Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net profit	€ 64,497	€ 40,207
Adjustments to reconcile net profit (loss) to net cash flows from operating activities:
Depreciation and amortization	47,384	40,574
Change in expected credit loss	(128)	1,056
Finance cost, net	63,439	54,664
Net exchange differences	17,138	48,255
Non-cash operating items	2,394	3,380
Income tax expense	40,144	22,699
Income tax paid	(10,153)	922
MIP personal income tax paid	(11,426)	0
Changes in working capital
Inventories	(65,902)	(89,079)
Right to return assets	(278)	1,162
Trade and other receivables	(109,140)	(111,436)
Trade and other payables	21	(3,649)
Accrued Liabilities	(7,809)	8,137
Other current financial liabilities	863	(8,566)
Other current provision	(14,982)	(6,934)
Contract liabilities	2,874	2,096
Prepayments	(8,231)
Other	(6,094)	592
Net cash flows provided by operating activities	4,611	4,080
Cash flows from investing activities
Interest received	2,164
Purchase of property, plant and equipment	(34,931)	(50,297)
Purchase of intangible assets	(2,303)	(728)
Proceeds from sale of assets	0	556
Receipt of government grant	8,739
Net cash flows (used in) investing activities	(26,331)	(50,469)
Cash flows from financing activities
IPO Proceeds, net of transaction costs	449,214	0
Repayments of loans and borrowings	(525,278)	(3,844)
Interest paid	(49,453)	(58,632)
Payments of lease liabilities	(16,656)	(13,664)
Interest portion of lease liabilities	(3,928)	(2,364)
Net cash flows (used in) financing activities	(146,101)	(78,504)
Net increase (decrease) in cash and cash equivalents	(167,821)	(124,893)
Cash and cash equivalents at beginning of period	344,408	307,078
Net foreign exchange difference	(859)	(10,522)
Cash and cash equivalents at end of period	€ 175,728	€ 171,663